Supplementary Cash Flow Information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Schedule of Cash Flow, Supplemental [Line Items]
Equipment and software acquired under capital lease obligations	$ 17,900,000	$ 5,300,000	$ 8,100,000
Financing agreement for perpetual software licenses
Schedule of Cash Flow, Supplemental [Line Items]
Financing agreement amount	$ 13,600,000	$ 0	$ 0	$ 13,600,000